New Standards Recently Issued	12 Months Ended
Dec. 31, 2021
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New Standars Recently Issued

NOTE 29.	NEW STANDARDS RECENTLY ISSUED
A number of new standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements.
The following amended standards and interpretations are not expected to have a significant impact on the PEMEX’s consolidated financial statements:
i.
A
pplicable as of January 1, 2022

•	Reference to Conceptual Framework (Amendments to IFRS 3).

•	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

•	Onerous contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

•	Annual Improvements to IFRS Standards 2018–2020 (Amendments to IFRS 1, IFRS 9 and IAS 41)

•	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
ii.
A
pplicable as of January 1, 2023

•	Insurance Contracts (Amendments to IFRS 17).

•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1).

•	Definition of Accounting Estimates (Amendments to IAS 8)

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)